Schedule of Investments - March 31, 2023
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

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COMMON STOCKS - 94.63%	Held	Value
COMMUNICATION SERVICES - 0.48%
Media - 0.48%
Emerald Holding, Inc. (a)	169,050	$628,866
Stagwell, Inc. (a)	277,300	2,057,566
TEGNA, Inc.	23,067	390,063
TOTAL COMMUNICATION SERVICES		3,076,495

CONSUMER DISCRETIONARY - 11.91%
Automobile Components - 0.53%
Adient PLC (a)	58,905	2,412,749
The Goodyear Tire & Rubber Company (a)	89,500	986,290
		3,399,039
Automobiles - 0.29%
Thor Industries, Inc.	23,800	1,895,432

Distributors - 0.29%
Funko, Inc. (a)	200,000	1,886,000

Diversified Consumer Services - 0.09%
Graham Holdings Company	1,000	595,840

Hotels, Restaurants & Leisure - 1.50%
Bloomin’ Brands, Inc.	69,305	1,777,673
Brinker International, Inc. (a)	49,170	1,868,460
Dine Brands Global, Inc.	21,700	1,467,788
El Pollo Loco Holdings, Inc.	60,400	579,236
Jack in the Box, Inc.	8,300	726,997
Ruth’s Hospitality Group, Inc.	93,800	1,540,196
Travel + Leisure Company	43,780	1,716,176
		9,676,526
Household Durables - 2.51%
Century Communities, Inc.	29,796	1,904,560
Green Brick Partners, Inc. (a)	58,150	2,038,739
Hooker Furnishings Corp.	82,275	1,496,582
KB Home	42,000	1,687,560
La-Z-Boy, Inc.	51,000	1,483,080
M/I Homes, Inc. (a)	29,123	1,837,370
Meritage Homes Corp.	16,300	1,903,188
Taylor Morrison Home Corp. (a)	49,710	1,901,905
Tri Pointe Homes, Inc. (a)	74,887	1,896,139
		16,149,123
Leisure Products - 1.23%
JAKKS Pacific, Inc. (a)	90,867	1,571,999
Johnson Outdoors, Inc.	35,600	2,243,156
Latham Group, Inc. (a)	480,000	1,372,800
Vista Outdoor, Inc. (a)	97,800	2,710,038
		7,897,993
Specialty Retail - 4.56%
The Aaron’s Company, Inc.	208,100	2,010,246
Asbury Automotive Group, Inc. (a)	8,764	1,840,440
Big 5 Sporting Goods Corp. (l)	5,000	38,450
Boot Barn Holdings, Inc. (a)	22,700	1,739,728
The Cato Corp.	112,000	990,080
Genesco, Inc. (a)	26,730	985,802
Group 1 Automotive, Inc.	10,128	2,293,182
Haverty Furniture Companies, Inc.	61,400	1,959,274
Hibbett, Inc.	25,973	1,531,888
LL Flooring Holdings, Inc. (a)	352,530	1,339,614
MarineMax, Inc. (a)	64,400	1,851,500
OneWater Marine, Inc. (a) (l)	69,400	1,941,118
Signet Jewelers Ltd.	26,900	2,092,282
Sleep Number Corp. (a)	25,600	778,496
Sonic Automotive, Inc.	50,050	2,719,717
TravelCenters of America, Inc. (a)	17,200	1,487,800
Upbound Group, Inc.	99,900	2,448,549
Urban Outfitters, Inc. (a)	27,310	757,033
Zumiez, Inc. (a)	23,800	438,872
		29,244,071
Textiles, Apparel & Luxury Goods - 0.91%
Carter’s, Inc.	7,000	503,440
G-III Apparel Group Ltd. (a)	134,240	2,087,432
Kontoor Brands, Inc.	14,600	706,494
Lakeland Industries, Inc.	62,100	906,660
Steven Madden Ltd.	46,000	1,656,000
		5,860,026
TOTAL CONSUMER DISCRETIONARY		76,604,050

CONSUMER STAPLES - 1.80%
Consumer Staples Distribution & Retail - 0.38%
The Andersons, Inc.	41,600	1,718,912
Natural Grocers by Vitamin Cottage, Inc.	59,400	697,950
		2,416,862
Food Products - 0.29%
B&G Foods, Inc. (l)	119,800	1,860,494

Household Products - 0.20%
Central Garden & Pet Company (a)	31,500	1,293,390

Personal Care Products - 0.93%
Herbalife Nutrition Ltd. (a)	105,300	1,695,330
Medifast, Inc.	12,500	1,295,875
Nu Skin Enterprises, Inc.	32,550	1,279,541
USANA Health Sciences, Inc. (a)	28,000	1,761,200
		6,031,946
TOTAL CONSUMER STAPLES		11,602,692

ENERGY - 9.87%
Energy Equipment & Services - 3.92%
ChampionX Corp.	52,500	1,424,325
Dril-Quip, Inc. (a)	87,900	2,521,851
Expro Group Holdings NV (a)	115,003	2,111,455
Forum Energy Technologies, Inc. (a)	44,900	1,141,807
Helix Energy Solutions Group, Inc. (a)	233,700	1,808,838
Liberty Energy, Inc.	136,600	1,749,846
National Energy Services Reunited Corp. (a)	309,500	1,627,970
Newpark Resources, Inc. (a)	382,700	1,473,395
NexTier Oilfield Solutions, Inc. (a)	217,300	1,727,535
Noble Corp. PLC (a)	18,700	738,089
Precision Drilling Corp. (a)	37,700	1,938,534
ProPetro Holding Corp. (a)	234,550	1,686,415
Solaris Oilfield Infrastructure, Inc.	157,200	1,342,488
TechnipFMC PLC (a)	141,800	1,935,570
Tidewater, Inc. (a)	45,000	1,983,600
		25,211,718
Oil, Gas & Consumable Fuels - 5.95%
Alto Ingredients, Inc. (a)	475,100	712,650
Berry Corp.	286,570	2,249,575
California Resources Corp.	44,900	1,728,650
Chord Energy Corp.	17,773	2,392,246
Civitas Resources, Inc.	38,730	2,646,808
Crescent Energy Company (l)	216,800	2,452,008
Denbury, Inc. (a)	18,500	1,621,155
Equitrans Midstream Corp.	482,900	2,791,162
Kinetik Holdings, Inc.	62,040	1,941,852
Kosmos Energy Ltd. (a)	387,213	2,880,864
Northern Oil and Gas, Inc.	61,300	1,860,455
Par Pacific Holdings, Inc. (a)	83,000	2,423,600
Permian Resources Corp.	247,600	2,599,800
Ranger Oil Corp.	45,800	1,870,472
REX American Resources Corp. (a)	47,034	1,344,702
Talos Energy, Inc. (a)	75,400	1,118,936
Vertex Energy, Inc. (a) (l)	245,700	2,427,516
Vital Energy, Inc. (a)	38,700	1,762,398
World Fuel Services Corp.	57,224	1,462,073
		38,286,922
TOTAL ENERGY		63,498,640

FINANCIALS - 30.18%
Banks - 16.85%
1st Source Corp.	27,806	1,199,829
ACNB Corp.	19,100	621,705
Ameris Bancorp	30,700	1,123,006
Associated Banc-Corp	141,100	2,536,978
Bank of Marin Bancorp	22,900	501,281
BankUnited, Inc.	100,810	2,276,290
BayCom Corp.	28,300	483,364
BCB Bancorp, Inc.	32,800	430,664
Bridgewater Bancshares, Inc. (a)	30,490	330,512
Brookline Bancorp, Inc.	98,899	1,038,440
Cadence Bank	47,610	988,384
Camden National Corp.	27,816	1,006,661
Capitol Federal Financial, Inc.	141,900	954,987
Cathay General Bancorp	64,332	2,220,741
Central Pacific Financial Corp.	97,000	1,736,300
Central Valley Community Bancorp	38,700	796,446
Civista Bancshares, Inc.	31,000	523,280
CNB Financial Corp.	25,000	480,000
Columbia Banking System, Inc.	103,200	2,210,544
The Community Financial Corp.	11,600	384,308
Community Trust Bancorp, Inc.	30,510	1,157,855
ConnectOne Bancorp, Inc.	124,700	2,204,696
CrossFirst Bankshares, Inc. (a)	51,820	543,074
Customers Bancorp, Inc. (a)	123,000	2,277,960
Eagle Bancorp, Inc.	65,230	2,183,248
Enterprise Financial Services Corp.	26,100	1,163,799
FB Financial Corp.	32,725	1,017,093
Financial Institutions, Inc.	20,261	390,632
First BanCorp	226,386	2,585,328
First Busey Corp.	83,100	1,690,254
First Business Financial Services, Inc.	13,765	419,970
First Financial Corp.	29,663	1,111,769
First Hawaiian, Inc.	105,240	2,171,101
First Internet Bancorp	59,289	987,162
First Merchants Corp.	39,602	1,304,886
First Mid Bancshares, Inc.	17,300	470,906
The First of Long Island Corp.	43,680	589,680
Flushing Financial Corp.	110,518	1,645,613
FNB Corp.	138,880	1,611,008
FS Bancorp, Inc.	15,080	452,551
Great Southern Bancorp, Inc.	17,110	867,135
Hanmi Financial Corp.	111,067	2,062,514
Hilltop Holdings, Inc.	87,700	2,602,058
Home Bancorp, Inc.	12,800	422,784
HomeStreet, Inc.	136,878	2,462,435
Hope Bancorp, Inc.	212,733	2,089,038
Horizon Bancorp, Inc.	92,000	1,017,520
Independent Bank Corp.	79,400	1,410,938
Investar Holding Corp.	25,800	360,168
Kearny Financial Corp.	136,900	1,111,628
Lakeland Bancorp, Inc.	98,330	1,537,881
Live Oak Bancshares, Inc.	65,200	1,588,924
Luther Burbank Corp.	40,245	381,523
Macatawa Bank Corp.	57,000	582,540
Mercantile Bank Corp.	31,300	957,154
Midland States Bancorp, Inc.	52,513	1,124,828
MidWestOne Financial Group, Inc.	25,594	625,005
National Bankshares, Inc.	10,700	336,622
New York Community Bancorp, Inc.	264,700	2,392,888
Northeast Bank	13,200	444,312
Northeast Community Bancorp, Inc.	44,800	587,776
Northfield Bancorp, Inc.	87,507	1,030,832
Northrim BanCorp, Inc.	11,584	546,533
OceanFirst Financial Corp.	129,710	2,397,041
Pacific Premier Bancorp, Inc.	44,714	1,074,030
PacWest Bancorp	97,400	947,702
Parke Bancorp, Inc.	25,700	456,946
PCB Bancorp	45,100	653,499
Popular, Inc.	44,700	2,566,227
Preferred Bank	45,600	2,499,336
Premier Financial Corp.	83,660	1,734,272
Primis Financial Corp.	40,456	389,591
Provident Financial Services, Inc.	110,400	2,117,472
RBB Bancorp	33,032	511,996
Republic Bancorp, Inc.	16,570	703,065
Sandy Spring Bancorp, Inc.	84,300	2,190,114
Sierra Bancorp	24,200	416,724
Simmons First National Corp.	124,900	2,184,501
Southern First Bancshares, Inc. (a)	16,577	508,914
Southern Missouri Bancorp, Inc.	10,200	381,582
Territorial Bancorp, Inc.	35,352	682,647
Texas Capital Bancshares, Inc. (a)	44,590	2,183,126
Towne Bank	42,000	1,119,300
TrustCo Bank Corp.	45,692	1,459,402
Univest Financial Corp.	48,250	1,145,455
Washington Federal, Inc.	76,344	2,299,481
Washington Trust Bancorp, Inc.	32,530	1,127,490
William Penn Bancorp	36,000	407,880
Wintrust Financial Corp.	24,750	1,805,513
		108,328,647
Capital Markets - 3.04%
Artisan Partners Asset Management, Inc.	55,900	1,787,682
Diamond Hill Investment Group, Inc.	7,200	1,184,976
Evercore, Inc.	21,710	2,504,900
Federated Hermes, Inc.	66,300	2,661,282
Greenhill & Company, Inc.	116,625	1,034,464
Janus Henderson Group PLC	97,400	2,594,736
Perella Weinberg Partners	137,300	1,249,430
Silvercrest Asset Management Group, Inc.	31,400	570,852
Victory Capital Holdings, Inc.	61,127	1,789,187
Virtu Financial, Inc.	129,100	2,439,990
Virtus Investment Partners, Inc.	9,100	1,732,549
		19,550,048
Consumer Finance - 1.21%
Bread Financial Holdings, Inc.	91,500	2,774,280
Navient Corp.	140,620	2,248,514
SLM Corp.	220,500	2,731,995
		7,754,789
Financial Services - 3.03%
Cass Information Systems, Inc.	38,900	1,684,759
Enact Holdings, Inc. (l)	47,600	1,088,136
Essent Group Ltd.	65,000	2,603,250
Euronet Worldwide, Inc. (a)	24,300	2,719,170
International Money Express, Inc. (a)	106,900	2,755,882
Merchants Bancorp	18,200	473,928
MGIC Investment Corp.	137,900	1,850,618
NMI Holdings, Inc. (a)	115,400	2,576,882
Radian Group, Inc.	116,200	2,568,020
Waterstone Financial, Inc.	77,900	1,178,627
		19,499,272
Insurance - 5.30%
American Equity Investment Life Holding Company	71,026	2,591,739
Assured Guaranty Ltd.	53,800	2,704,526
Axis Capital Holdings Ltd.	32,700	1,782,804
Brighthouse Financial, Inc. (a)	28,700	1,265,957
CNO Financial Group, Inc.	115,686	2,567,072
Employers Holdings, Inc.	64,435	2,686,295
Enstar Group Ltd. (a)	10,539	2,442,835
Greenlight Capital Re Ltd. (a)	59,200	555,888
Horace Mann Educators Corp.	72,314	2,421,073
Kemper Corp.	45,700	2,497,962
Mercury General Corp.	34,100	1,082,334
National Western Life Group, Inc.	4,955	1,202,182
Primerica, Inc.	4,300	740,632
Safety Insurance Group, Inc.	13,600	1,013,472
Selectquote, Inc. (a)	615,600	1,335,852
SiriusPoint Ltd. (a)	392,178	3,188,406
Stewart Information Services Corp.	40,500	1,634,175
United Fire Group, Inc.	20,094	533,496
White Mountains Insurance Group Ltd.	1,300	1,790,737
		34,037,437
Mortgage Real Estate Investment Trusts - 0.75%
Apollo Commercial Real Estate Finance, Inc.	70,500	656,355
BrightSpire Capital, Inc.	88,100	519,790
Granite Point Mortgage Trust, Inc.	85,400	423,584
Great Ajax Corp.	83,934	552,286
MFA Financial, Inc.	78,400	777,728
New York Mortgage Trust, Inc.	129,025	1,285,089
TPG RE Finance Trust, Inc.	86,500	627,990
		4,842,822
TOTAL FINANCIALS		194,013,015

HEALTH CARE - 2.48%
Biotechnology - 1.15%
Emergent BioSolutions, Inc. (a)	294,600	3,052,056
Ironwood Pharmaceuticals, Inc. (a)	227,400	2,392,248
Organogenesis Holdings, Inc. (a)	178,100	379,353
Vanda Pharmaceuticals, Inc. (a)	227,400	1,544,046
		7,367,703
Health Care Providers & Services - 0.87%
National HealthCare Corp.	27,600	1,602,732
Premier, Inc.	77,100	2,495,727
Select Medical Holdings Corp.	58,900	1,522,565
		5,621,024
Pharmaceuticals - 0.46%
Phibro Animal Health Corp.	86,900	1,331,308
Taro Pharmaceutical Industries Ltd. (a)	67,980	1,653,274
		2,984,582
TOTAL HEALTH CARE		15,973,309

INDUSTRIALS - 16.34%
Aerospace & Defense - 1.29%
AerSale Corp. (a)	92,900	1,599,738
Moog, Inc.	22,700	2,287,025
National Presto Industries, Inc.	28,614	2,062,783
V2X, Inc. (a)	59,055	2,345,665
		8,295,211
Air Freight & Logistics - 0.29%
Forward Air Corp.	17,200	1,853,472

Building Products - 1.59%
AZZ, Inc.	65,700	2,709,468
Insteel Industries, Inc.	59,400	1,652,508
JELD-WEN Holding, Inc. (a)	188,200	2,382,612
PGT Innovations, Inc. (a)	43,400	1,089,774
Resideo Technologies, Inc. (a)	88,100	1,610,468
UFP Industries, Inc.	10,100	802,647
		10,247,477
Commercial Services & Supplies - 1.88%
ABM Industries, Inc.	33,200	1,492,008
ACCO Brands Corp.	306,109	1,628,500
The Brink’s Company	28,400	1,897,120
Healthcare Services Group, Inc.	116,300	1,613,081
Interface, Inc.	207,700	1,686,524
Kimball International, Inc.	95,000	1,178,000
MillerKnoll, Inc.	125,800	2,572,610
		12,067,843
Construction & Engineering - 0.90%
Fluor Corp. (a)	85,830	2,653,005
Primoris Services Corp.	27,953	689,321
Sterling Infrastructure, Inc. (a)	18,800	712,144
Tutor Perini Corp. (a)	278,521	1,718,475
		5,772,945
Electrical Equipment - 1.22%
Encore Wire Corp.	4,196	777,645
EnerSys	22,610	1,964,357
GrafTech International Ltd.	366,780	1,782,551
Powell Industries, Inc.	2,500	106,475
Preformed Line Products Company	8,927	1,143,013
Thermon Group Holdings, Inc. (a)	84,183	2,097,840
		7,871,881
Ground Transportation - 0.33%
Heartland Express, Inc.	102,700	1,634,984
PAM Transportation Services, Inc. (a)	15,900	455,217
		2,090,201
Machinery - 4.80%
Allison Transmission Holdings, Inc.	55,200	2,497,248
Barnes Group, Inc.	36,900	1,486,332
Blue Bird Corp. (a)	57,800	1,180,854
Columbus McKinnon Corp.	46,900	1,742,804
Enerpac Tool Group Corp.	53,500	1,364,250
Flowserve Corp.	84,800	2,883,200
Gates Industrial Corp. PLC (a)	119,000	1,652,910
The Greenbrier Companies, Inc.	86,199	2,773,022
Hillenbrand, Inc.	44,320	2,106,530
Miller Industries, Inc.	39,820	1,407,637
Mueller Industries, Inc.	23,800	1,748,824
Mueller Water Products, Inc.	160,400	2,235,976
Proto Labs, Inc. (a)	87,300	2,893,994
The Timken Company	34,800	2,843,856
Wabash National Corp.	84,282	2,072,494
		30,889,931
Marine Transportation - 0.22%
Matson, Inc.	23,813	1,420,922

Professional Services - 3.02%
BGSF, Inc.	27,260	290,319
Heidrick & Struggles International, Inc.	90,710	2,753,955
Kelly Services, Inc.	101,950	1,691,351
Kforce, Inc.	27,200	1,720,128
Korn Ferry	43,456	2,248,413
ManpowerGroup, Inc.	17,500	1,444,275
Maximus, Inc.	22,200	1,747,140
Resources Connection, Inc.	107,785	1,838,812
TrueBlue, Inc. (a)	125,800	2,239,240
TTEC Holdings, Inc.	44,600	1,660,458
Verra Mobility Corp. (a)	104,500	1,768,140
		19,402,231
Trading Companies & Distributors - 0.80%
BlueLinx Holdings, Inc. (a)	22,400	1,522,304
Boise Cascade Company	24,700	1,562,275
Global Industrial Company	18,357	492,702
Rush Enterprises, Inc.	29,247	1,596,886
		5,174,167
TOTAL INDUSTRIALS		105,086,281

INFORMATION TECHNOLOGY - 8.72%
Electronic Equipment, Instruments & Components - 5.12%
Avnet, Inc.	60,600	2,739,120
Belden, Inc.	35,970	3,121,117
Benchmark Electronics, Inc.	22,200	525,918
Coherent Corp. (a)	67,100	2,555,168
ePlus, Inc. (a)	31,980	1,568,299
Insight Enterprises, Inc. (a)	12,868	1,839,609
IPG Photonics Corp. (a)	25,500	3,144,405
Itron, Inc. (a)	45,900	2,545,155
Kimball Electronics, Inc. (a)	55,400	1,335,140
PC Connection, Inc.	12,006	539,790
Plexus Corp. (a)	26,223	2,558,578
Sanmina Corp. (a)	29,595	1,804,999
ScanSource, Inc. (a)	20,433	621,981
TTM Technologies, Inc. (a)	146,000	1,969,540
Vishay Intertechnology, Inc.	122,426	2,769,276
Vontier Corp.	120,500	3,294,470
		32,932,565
Semiconductors & Semiconductor Equipment - 1.86%
ACM Research, Inc. (a)	213,300	2,495,610
Cirrus Logic, Inc. (a)	22,800	2,493,864
Diodes, Inc. (a)	18,149	1,683,501
MaxLinear, Inc. (a)	42,400	1,492,904
Photronics, Inc. (a)	106,200	1,760,796
Semtech Corp. (a)	84,200	2,032,588
		11,959,263
Software - 1.01%
ACI Worldwide, Inc. (a)	91,700	2,474,066
CoreCard Corp. (a)	21,100	635,743
Ebix, Inc.	119,870	1,581,085
InterDigital, Inc. (l)	9,300	677,970
Telos Corp. (a)	372,200	941,666
Xperi, Inc. (a)	15,360	167,885
		6,478,415
Technology Hardware, Storage & Peripherals - 0.73%
NCR Corp. (a)	80,400	1,896,636
Super Micro Computer, Inc. (a)	26,500	2,823,575
		4,720,211
TOTAL INFORMATION TECHNOLOGY		56,090,454

MATERIALS - 4.71%
Chemicals - 2.30%
AdvanSix, Inc.	44,600	1,706,842
Cabot Corp.	21,770	1,668,453
Chase Corp.	17,600	1,843,248
Ecovyst, Inc. (a)	245,700	2,714,984
Hawkins, Inc.	13,100	573,518
Ingevity Corp. (a)	8,200	586,464
Minerals Technologies, Inc.	24,100	1,456,122
NewMarket Corp.	1,700	620,466
Tredegar Corp.	167,130	1,525,897
Trinseo PLC	101,350	2,113,148
		14,809,142
Containers & Packaging - 0.44%
Myers Industries, Inc.	63,900	1,369,377
TriMas Corp.	52,800	1,471,008
		2,840,385
Metals & Mining - 1.28%
Arconic Corp. (a)	69,400	1,820,362
Constellium SE (a)	88,300	1,349,224
Kaiser Aluminum Corp.	26,167	1,952,843
Olympic Steel, Inc.	18,100	945,001
Ryerson Holding Corp.	40,000	1,455,200
Worthington Industries, Inc.	11,050	714,383
		8,237,013
Paper & Forest Products - 0.69%
Louisiana-Pacific Corp.	45,600	2,471,976
Mercer International, Inc.	198,850	1,943,759
		4,415,735
TOTAL MATERIALS		30,302,275

REAL ESTATE - 3.51%
Diversified Real Estate Investment Trusts - 0.44%
Empire State Realty Trust, Inc.	439,600	2,853,004

Hotel & Resort Real Estate Investment Trusts - 1.01%
Braemar Hotels & Resorts, Inc.	242,100	934,506
Park Hotels & Resorts, Inc.	226,000	2,793,360
Pebblebrook Hotel Trust	196,800	2,763,072
		6,490,938
Real Estate Management & Development - 1.77%
Cushman & Wakefield PLC (a)	260,200	2,742,508
Douglas Elliman, Inc.	107,000	332,770
Marcus & Millichap, Inc.	83,800	2,690,818
RE/MAX Holdings, Inc.	123,000	2,307,480
The RMR Group, Inc.	61,200	1,605,888
Seritage Growth Properties (a) (l)	208,648	1,642,060
		11,321,524
Retail Real Estate Investment Trusts - 0.29%
Alexander’s, Inc.	9,700	1,879,375
TOTAL REAL ESTATE		22,544,841

UTILITIES - 4.63%
Electric Utilities - 1.95%
ALLETE, Inc.	42,176	2,714,870
Hawaiian Electric Industries, Inc.	65,600	2,519,040
Otter Tail Corp.	33,540	2,423,936
PNM Resources, Inc.	47,602	2,317,265
Portland General Electric Company	52,800	2,581,392
		12,556,503
Gas Utilities - 1.50%
Northwest Natural Holding Company	50,300	2,392,268
ONE Gas, Inc.	31,400	2,487,822
Southwest Gas Holdings, Inc.	36,600	2,285,670
Spire, Inc.	35,373	2,481,062
		9,646,822
Multi-Utilities - 1.18%
Avista Corp.	64,561	2,740,614
Black Hills Corp.	35,200	2,221,120
NorthWestern Corp.	45,600	2,638,416
		7,600,150
TOTAL UTILITIES		29,803,475

Total common stocks (Cost $589,002,066)		608,595,527

Total long-term investments (Cost $589,002,066)		608,595,527

COLLATERAL FOR SECURITIES ON LOAN - 1.36%
Money Market Funds - 1.36%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 4.73%^	8,731,663	8,731,663
Total collateral for securities on loan (Cost $8,731,663)		8,731,663

	Principal
SHORT-TERM INVESTMENTS - 3.99%	Amount
Time Deposits - 3.99%
Banco Bilbao Vizcaya Argentaria SA, 4.18%, 04/03/2023*	$25,655,503	25,655,503
Total short-term investments (Cost $25,655,503)		25,655,503

Total investments - 99.98% (Cost $623,389,232)		642,982,693

Other assets in excess of liabilities - 0.02%		154,575

Net assets - 100.00%		$643,137,268

(a) - Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $8,498,901. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

^ - Rate shown is the 7-day yield as of March 31, 2023.
* - Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$608,595,527
Money Market Funds	8,731,663
Time Deposits	25,655,503
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$642,982,693

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.